Long-Term Debt and Other Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt and other financial liabilities	$ 293,958	$ 261,451
Less: Deferred finance costs and debt discounts	(3,798)	(3,864)
Total debt net of deferred finance costs and debt discounts	290,160	257,587
Less - current portion	(54,940)	(37,401)
Long-term portion	$ 235,220	$ 220,186